Provisions for Liabilities - Summary of Provisions for Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of other provisions [line items]
Additional provision		$ 315		$ 501
Current obligation amount		479		489		$ 448
Reverse provision		$ 116		150
Environment and Remediation [member]
Disclosure of other provisions [line items]
Long-lived assets, unwind period for legal and constructive obligations		30 years
Additional provision	[1]	$ 49		103
Current obligation amount		96		106
Reverse provision	[1]	15		19
Longlived assets unwind amount for legal and constructive obligations		$ 275				277
Environment and Remediation [member] | Minimum [member]
Disclosure of other provisions [line items]
Provision reverse term		2 years
Environment and Remediation [member] | Maximum [member]
Disclosure of other provisions [line items]
Provision reverse term		10 years
Environment and Remediation [member] | Constructive Obligations [Member]
Disclosure of other provisions [line items]
Reverse provision		$ 310		$ 301
Insurance [member]
Disclosure of other provisions [line items]
Insurance provisions average life		4 years		4 years
Additional provision	[2]	$ 137		$ 162
Reverse provision	[2]	17		34
Rationalisation and Redundancy [member]
Disclosure of other provisions [line items]
Additional provision		29	[3]	111	[3]	$ 32
Reverse provision	[3]	$ 19		$ 5
Rationalisation and Redundancy [member] | Minimum [member]
Disclosure of other provisions [line items]
Provision reverse term		1 year		1 year
Rationalisation and Redundancy [member] | Maximum [member]
Disclosure of other provisions [line items]
Provision reverse term		2 years		2 years
Legal Related Provision [member] | Minimum [member]
Disclosure of other provisions [line items]
Provision reverse term		1 year		1 year
Legal Related Provision [member] | Maximum [member]
Disclosure of other provisions [line items]
Provision reverse term		5 years		5 years

[1]	This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. The value of current obligations is $96 million (2020: $106 million), whilst $310 million (2020: $301 million) of the total provision will reverse in the medium-term (two to ten years). The value of legal and constructive obligations applicable to long-lived assets (principally mineral-bearing land) that will unwind over a 30-year timeframe is $275 million (2020: $277 million). In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life. The discount rates used are consistent with the timing of the expected future cash outflows of the provision and the economic environment of the jurisdiction where the provision will be settled.
[2]	This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of four years (2020: four years).
[3]	These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2021, $29 million (2020: $111 million; 2019: $32 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match supply and demand. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2020: one to two years).